UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 May 23, 2013 to June 25, 2013

 Commission File Number of issuing entity: 333-185882-03

 Sequoia Mortgage Trust 2013-7
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-185882-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3906841
 38-3906842
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-2                                  _____    _____     __X___   ____________
  A-IO1                                _____    _____     __X___   ____________
  A-IO2                                _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On June 25, 2013, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2013-7.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 No assets securitized by Sequoia Residential Funding, Inc. (the "depositor") and held by Sequoia Mortgage Trust 2013-7 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 23, 2013 to June 25, 2013.

 RWT Holdings, Inc., an affiliate of the depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2013-7. The Securitizer filed its first Form ABS-15G on February 6, 2012, its first quarterly Form ABS-15G on April 10, 2012, and its most recent filing the annual Form ABS-15G on February 13, 2013. The CIK number of the Securitizer is 0001530239.

 Part II - OTHER INFORMATION

 Item 3. Sales of Securities and Use of Proceeds.

 On May 23, 2013, the closing date for the issuance of the Series 2013-7 certificates, the Depositor sold the various classes of the certificates as follows:


 Title of     Date of   Amount of      Underwriter               Purchasers           Underwriting   Consideration    Exemption from
 Security     Sale      Securities                                                    Commission     Received         Registration
                                                                                                                      Claimed

 Class A-1*   5/23/13   $125,000,000   RBS Securities Inc.                            $0             $123,848,921.36  N/A

 Class A-2*   5/23/13   $298,878,000   RBS Securities Inc.                            $0             $303,091,261.17  N/A

 Class A-IO1* 5/23/13   $125,000,000   RBS Securities Inc.                            $0             $2,913,194.44    N/A
                        (notional
                        amount)

 Class A-IO2* 5/23/13   $423,878,000                             RWT Holdings,        N/A            $0               N/A
                        (notional                                Inc.**
                        amount)

 Class B-1*   5/23/13   $8,165,000                               RWT Holdings,        N/A            $0               N/A
                                                                 Inc.**

 Class B-2*   5/23/13   $7,711,000                               RWT Holdings,        N/A            $0               N/A
                                                                 Inc.**

 Class B-3*   5/23/13   $6,577,000                               Redwood Trust,       N/A            $0               N/A
                                                                 Inc.**

 Class B-4    5/23/13   $2,494,000                               Sequoia Mortgage**   N/A            N/A              Securities Act
                                                                 Funding                                              of 1933
                                                                 Corporation                                          Section 4(2)

 Class B-5    5/23/13   $4,763,656                               Sequoia Mortgage**   N/A            N/A              Securities Act
                                                                 Funding                                              of 1933
                                                                 Corporation                                          Section 4(2)

 Class R      5/23/13   $0                                       JPMorgan Chase       N/A            N/A              Securities Act
                                                                 Bank, National                                       of 1933
                                                                 Association                                          Section 4(2)

 Class LT-R   5/23/13   $0                                       JPMorgan Chase       N/A            N/A              Securities Act
                                                                 Bank, National                                       of 1933
                                                                 Association                                          Section 4(2)

 *Registered classes.
 **Purchasers that are affiliates of the Depositor.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-7, relating to the June 25, 2013 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: July 8, 2013


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-7, relating to the June 25, 2013 distribution.